Property and Equipment - Schedule of Changes in Property and Equipment (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Acquisition Cost
Acquisition Cost, Beginning Balance	¥ 25,842	¥ 22,993
Additions	6,021	5,330
Disposals	(2,253)	(1,636)
Other	(347)	(845)
Acquisition Cost, Ending Balance	29,263	25,842
Accumulated Depreciation and Impairment Losses
Accumulated Depreciation and Impairment Losses, Beginning Balance	11,349	8,458
Depreciation	4,718	4,113
Disposals	(1,660)	(1,042)
Impairment Losses		(180)
Other	(23)
Accumulated Depreciation and Impairment Losses, Ending Balance	14,384	11,349
Book Value, Balance	14,879	14,493
Leasehold improvements [member]
Acquisition Cost
Acquisition Cost, Beginning Balance	3,037	2,746
Additions	418	432
Transfer from construction in progress	11	6
Disposals	(468)	(35)
Other	6	(112)
Acquisition Cost, Ending Balance	3,004	3,037
Accumulated Depreciation and Impairment Losses
Accumulated Depreciation and Impairment Losses, Beginning Balance	1,208	877
Depreciation	374	455
Disposals	(462)	(24)
Impairment Losses		(100)
Other	(2)
Accumulated Depreciation and Impairment Losses, Ending Balance	1,118	1,208
Book Value, Balance	1,886	1,829
Furniture and Fixtures
Acquisition Cost
Acquisition Cost, Beginning Balance	22,249	19,441
Additions	3,232	3,222
Transfer from construction in progress	1,858	1,264
Disposals	(1,782)	(1,592)
Other	(61)	(86)
Acquisition Cost, Ending Balance	25,496	22,249
Accumulated Depreciation and Impairment Losses
Accumulated Depreciation and Impairment Losses, Beginning Balance	10,141	7,581
Depreciation	4,344	3,658
Disposals	(1,198)	(1,018)
Impairment Losses		(80)
Other	(21)
Accumulated Depreciation and Impairment Losses, Ending Balance	13,266	10,141
Book Value, Balance	12,230	12,108
Construction in progress [member]
Acquisition Cost
Acquisition Cost, Beginning Balance	556	806
Additions	2,371	1,676
Transfer from construction in progress	(1,869)	(1,270)
Disposals	(3)	(9)
Other	(292)	(647)
Acquisition Cost, Ending Balance	763	556
Accumulated Depreciation and Impairment Losses
Book Value, Balance	¥ 763	¥ 556